SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 82.6%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
	Mercedes-Benz Group AG	1,241,000	$ 72,638,668
			72,638,668
	Banks — 10.2%
	Banks — 10.2%
	Bank of Ireland Group plc	19,129,250	272,315,081
	BNP Paribas SA	7,431,300	668,082,739
	Citigroup, Inc.	6,986,967	594,730,631
	JPMorgan Chase & Co.	89,331	25,897,950
	Regions Financial Corp.	4,391,438	103,286,622
			1,664,313,023
	Capital Goods — 2.6%
	Aerospace & Defense — 1.9%
	BAE Systems plc	11,749,400	304,251,139
	Industrial Conglomerates — 0.7%
	CK Hutchison Holdings Ltd.	19,897,000	122,424,359
			426,675,498
	Consumer Discretionary Distribution & Retail — 1.1%
	Specialty Retail — 1.1%
	Home Depot, Inc.	505,482	185,329,920
			185,329,920
	Consumer Staples Distribution & Retail — 3.2%
	Consumer Staples Distribution & Retail — 3.2%
	BIM Birlesik Magazalar AS	5,157,800	64,087,538
	Tesco plc	83,026,330	457,345,820
			521,433,358
	Energy — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
	Enbridge, Inc.	3,309,521	150,073,745
	Eni SpA	4,369,900	70,829,965
[a,b]	Foresea Holdings SA	147,823	2,897,331
[a,b]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	91,450,039
	Shell plc	3,035,600	106,399,630
	South Bow Corp.	1,624,408	42,168,403
	TC Energy Corp.	3,702,454	180,752,078
	TotalEnergies SE	8,285,200	508,472,905
			1,153,056,535
	Equity Real Estate Investment Trusts (REITs) — 0.2%
	Residential REITs — 0.2%
	Elme Communities	2,004,592	31,873,013
			31,873,013
	Financial Services — 4.4%
	Capital Markets — 2.3%
	CME Group, Inc.	967,364	266,624,866
	MidCap Financial Investment Corp.	2,937,783	37,074,821
[c]	SLR Investment Corp.	4,307,900	69,529,506
	Financial Services — 1.7%
	Equitable Holdings, Inc.	4,814,078	270,069,776
	Mortgage Real Estate Investment Trusts — 0.4%
[c]	Chimera Investment Corp.	4,947,862	68,626,846
			711,925,815
	Health Care Equipment & Services — 1.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Supplies — 1.0%
	Medtronic plc	1,829,695	$ 159,494,513
			159,494,513
	Insurance — 6.0%
	Insurance — 6.0%
	ASR Nederland NV	1,051,300	69,819,837
	AXA SA	2,359,200	115,801,812
	Generali	4,533,547	161,330,301
	NN Group NV	9,463,916	628,971,626
			975,923,576
	Materials — 1.7%
	Chemicals — 0.7%
	LyondellBasell Industries NV Class A	1,867,909	108,077,215
	Metals & Mining — 1.0%
	Glencore plc	43,016,400	167,455,726
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	0
			275,532,941
	Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
	Biotechnology — 0.3%
	AbbVie, Inc.	288,658	53,580,698
	Pharmaceuticals — 6.5%
	AstraZeneca plc	1,649,800	229,177,261
	Merck & Co., Inc.	4,569,254	361,702,147
	Novartis AG	641,308	77,729,649
	Pfizer, Inc.	9,881,257	239,521,670
	Roche Holding AG	464,300	151,206,907
			1,112,918,332
	Semiconductors & Semiconductor Equipment — 8.3%
	Semiconductors & Semiconductor Equipment — 8.3%
	Broadcom, Inc.	2,616,633	721,274,887
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,649,261	640,429,161
			1,361,704,048
	Software & Services — 0.3%
	Information Technology Services — 0.3%
	HCL Technologies Ltd.	2,092,600	42,261,931
			42,261,931
	Technology Hardware & Equipment — 2.8%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,242,346	155,573,965
	Technology Hardware, Storage & Peripherals — 1.9%
	Samsung Electronics Co. Ltd.	6,955,559	308,196,820
			463,770,785
	Telecommunication Services — 17.7%
	Diversified Telecommunication Services — 15.7%
	AT&T, Inc.	24,063,518	696,398,211
	Deutsche Telekom AG	4,269,800	155,767,136
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	40,858,000	199,060,335
	Orange SA	69,866,380	1,062,893,492
	Singapore Telecommunications Ltd.	56,926,000	171,024,239
[b]	Zegona Communications plc	28,443,000	274,076,769
	Wireless Telecommunication Services — 2.0%
	Vodafone Group plc	299,095,524	319,328,415
			2,878,748,663
	Transportation — 1.4%
	Air Freight & Logistics — 1.4%
	Deutsche Post AG	4,817,600	222,512,635

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			222,512,635
	Utilities — 7.4%
	Electric Utilities — 5.8%
	Endesa SA	11,805,557	$ 373,942,115
	Enel SpA	60,348,731	572,683,533
	Gas Utilities — 0.6%
	Snam SpA	15,827,000	95,864,491
	Multi-Utilities — 1.0%
	E.ON SE	8,053,300	148,224,843
	Engie SA	1,047,372	24,582,519
			1,215,297,501
	Total Common Stock (Cost $8,698,214,344)		13,475,410,755
	Preferred Stock — 0.2%
	Banks — 0.0%
	Banks — 0.0%
[d,e,f]	First Horizon Bank 5.322% (TSFR3M + 1.11%), 7/29/2025	12,000	8,880,000
			8,880,000
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Summit Midstream Corp. Series A, 12.284%, 7/30/2025	160,970	26,009,209
			26,009,209
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 5.218% (TSFR3M + 0.96%), 7/30/2025	120,000	2,559,600
			2,559,600
	Total Preferred Stock (Cost $39,114,250)		37,448,809
	Asset Backed Securities — 0.9%
	Auto Receivables — 0.2%
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	$ 32,000	4,756,706
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	1,608,850
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,150,098
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	2,363,007
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,095,848
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	11,702,516	11,628,666
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	1,198,577	1,202,919
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	3,236,455
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,523,948
[d]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	1,616,014	1,620,781
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,325,438
			37,512,716
	Credit Card — 0.1%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	9,342,000	9,445,364
[d]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	5,000,000	5,072,992
			14,518,356
	Other Asset Backed — 0.3%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	6,537,801	6,449,857
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,951,045
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,690,455	12,684,457
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	1,761,096
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	7,701,904	7,757,885

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	$ 9,550	$ 136,540
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	456,483
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	395,624
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	2,567,576
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	809,863
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	893,625
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	277,079
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,964,269
	Upstart Pass-Through Trust,
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	822,165
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	370,134
			50,297,698
	Student Loan — 0.3%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	16,900,985
[d]	MPOWER Education Trust, Series 2025-A Class A, 6.62% due 7/21/2042	14,381,221	14,472,420
[f]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.724% (TSFR1M + 0.40%) due 1/25/2033	6,563,982	6,353,480
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	617,762
			38,344,647
	Total Asset Backed Securities (Cost $129,816,001)		140,673,417
	Corporate Bonds — 5.2%
	Banks — 0.1%
	Banks — 0.1%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,923,854
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	11,400,000	11,135,292
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	10,106,500
			23,165,646
	Capital Goods — 0.2%
	Aerospace & Defense — 0.1%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,333,050
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,480,339
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,161,550
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	8,005,375
			27,980,314
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,630,150
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,656,196
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,501,025
			29,787,371
	Consumer Durables & Apparel — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,410,189
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,256,450
			14,666,639
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,316,400
			4,316,400
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,003,207
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,783,744

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			30,786,951
	Energy — 1.1%
	Energy Equipment & Services — 0.0%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	$ 7,850,000	$ 7,483,091
	Oil, Gas & Consumable Fuels — 1.1%
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	13,230,000	13,736,577
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	6,500,000	6,193,590
[g]	8.50% due 9/30/2033	12,410,941	12,704,460
[f]	Energy Transfer LP, 7.555% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,744,819
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,903,200
	5.80% due 3/15/2035	10,000,000	10,341,800
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,676,315
	5.55% due 6/1/2045	5,000,000	4,725,750
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,284,970
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	10,000,000	9,029,400
[g]	6.70% due 2/16/2032	3,000,000	2,785,860
[g]	7.69% due 1/23/2050	5,650,000	4,444,516
[d]	Sunoco LP, 7.25% due 5/1/2032	4,892,000	5,137,725
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	5,008,600
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	33,041,061
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	13,941,868
			182,183,602
	Equity Real Estate Investment Trusts (REITs) — 0.1%
	Diversified REITs — 0.1%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,757,775
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	7,952,694
			15,710,469
	Financial Services — 0.4%
	Capital Markets — 0.3%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,621,200
	Blue Owl Technology Finance Corp.,
[d]	3.75% due 6/17/2026	13,000,000	12,745,070
[d]	4.75% due 12/15/2025	13,250,000	13,181,100
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	12,112,720
[d,g]	FORESEA Holding SA, 7.50% due 6/15/2030	1,520,371	1,450,677
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	3,970,143
	Financial Services — 0.1%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,887,380
[d]	6.35% due 10/23/2029	5,000,000	5,049,650
[d]	7.95% due 8/11/2028	3,000,000	3,169,710
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,997,000
			62,184,650
	Food, Beverage & Tobacco — 0.2%
	Beverages — 0.0%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	10,163,545
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,104,594
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,960,300
	Tobacco — 0.1%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,157,300
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,522,900
			34,908,639
	Insurance — 0.3%
	Insurance — 0.3%
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,427,124

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	$ 1,617,000	$ 1,403,362
	3.40% due 6/15/2030	8,383,000	7,835,087
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,676,100
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,243,160
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,246,020
			48,830,853
	Materials — 0.2%
	Chemicals — 0.1%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,794,200
	OCP SA,
[d,g]	3.75% due 6/23/2031	1,735,000	1,554,334
[d,g]	4.50% due 10/22/2025	5,000,000	4,977,450
	Containers & Packaging — 0.0%
[d]	Matthews International Corp., 8.625% due 10/1/2027	7,670,000	7,981,095
	Metals & Mining — 0.1%
[d,g]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	7,500,000	7,669,125
	WE Soda Investments Holding plc,
[d,g]	9.375% due 2/14/2031	4,150,000	4,340,610
[d,g]	9.50% due 10/6/2028	2,000,000	2,086,460
			31,403,274
	Media & Entertainment — 0.1%
	Media — 0.1%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,583,440
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,908,000
[d]	5.00% due 8/1/2027	7,500,000	7,436,025
			19,927,465
	Real Estate Management & Development — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	3,025,410
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,641,915
			5,667,325
	Semiconductors & Semiconductor Equipment — 0.0%
	Semiconductors & Semiconductor Equipment — 0.0%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,837,248
			8,837,248
	Software & Services — 0.4%
	Information Technology Services — 0.1%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	5,000,000	5,310,500
[d]	Science Applications International Corp., 4.875% due 4/1/2028	7,000,000	6,890,520
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	6,222,515
[d]	Cogent Communications Group LLC, 7.00% due 6/15/2027	10,000,000	10,048,000
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	10,438,398
[d,g]	3.832% due 2/8/2051	5,000,000	3,212,550
[d,g]	4.027% due 8/3/2050	5,000,000	3,324,500
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,812,960
[d]	GoTo Group, Inc.,5.50% due 5/1/2028	4,354,350	2,340,478
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,422,200
			64,022,621
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,958,950
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,499,576
			10,458,526

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.8%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	$ 26,150,000	$ 30,878,181
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	94,869,144
	Wireless Telecommunication Services — 0.3%
[g,h]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	37,599,546	37,965,014
[d,g]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	10,000,000	10,177,300
			173,889,639
	Transportation — 0.2%
	Passenger Airlines — 0.2%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	6,218,246	6,144,249
	Series 2019-1 Class B, 3.85% due 8/15/2029	5,303,523	5,041,370
[d,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	14,784,957
			25,970,576
	Utilities — 0.2%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,652,120
	Comision Federal de Electricidad,
[g]	5.00% due 9/29/2036	9,296,000	8,311,368
[d,g]	6.45% due 1/24/2035	8,000,000	7,884,320
	Multi-Utilities — 0.1%
[d,g]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	10,034,945
			30,882,753
	Total Corporate Bonds (Cost $789,138,607)		845,580,961
	Other Government — 0.1%
[d,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	6,016,430
[d,g]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	4,786,260
	Total Other Government (Cost $9,530,677)		10,802,690
	Mortgage Backed — 2.2%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	3,817,883	3,628,041
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	12,612,656	12,050,548
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	5,445,429	5,430,135
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	10,500,636	10,398,438
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.326% due 8/25/2033	18,343	18,277
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.885% due 3/25/2050	967,170	834,940
[d,f]	Series 2019-1 Class B5, 3.885% due 3/25/2050	452,464	353,737
[d,f]	Series 2019-1 Class B6, 3.658% due 3/25/2050	745,503	475,396
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	590,591	541,387
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class AIO1, 0.44% due 10/25/2049	49,878,396	1,090,132
[d,f,i]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	44,487,457	1,215,362
[d,f,i]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	61,913,023	644,366
[d,f]	Series 2020-J1 Class B4, 3.44% due 10/25/2049	1,289,881	1,092,115
[d,f]	Series 2020-J1 Class B5, 3.44% due 10/25/2049	652,512	381,685
[d,f]	Series 2020-J1 Class B6, 3.44% due 10/25/2049	1,145,464	498,738
[d,f,i]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	96,224,680	1,438,107
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	102,835,639	1,229,205
[d,f]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	224,357
[d,f]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	73,890
[d,f]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	655,000	242,492
[d,f]	Series 2023-I1 Class M1, 7.06% due 4/25/2058	5,000,000	5,000,132
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.379% due 3/25/2034	129,131	64,599
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,827,000
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,162,819
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	464,353

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	$ 31,257,572	$ 997,301
[d,f]	Series 2020-EXP2 Class B5, 4.095% due 8/25/2050	585,000	339,753
[d,f]	Series 2020-EXP2 Class B6, 4.095% due 8/25/2050	1,400,000	693,301
[d,f]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	429,000	195,011
[d,f]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	665,000	269,767
[d,f]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	509,528	181,119
[d,f]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,033,000	539,619
[d,f]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,149	209,691
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	4,385,000	4,646,899
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,026,780
[d,f,i]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	69,543,069	683,935
[d,f]	Series 2021-AFC1 Class B3, 4.319% due 3/25/2056	215,000	148,509
[d,f,i]	Series 2021-AFC1 Class XS, 3.242% due 3/25/2056	69,543,069	11,857,093
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,208,710	3,240,711
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,763,562
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.659% due 8/25/2050	92,421,539	3,167,231
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	15,840,571	440,452
[d,f]	Series 2020-2 Class B4, 3.659% due 8/25/2050	799,156	670,157
[d,f]	Series 2020-2 Class B5, 3.659% due 8/25/2050	2,397,468	1,988,183
[d,f]	Series 2020-2 Class B6C, 3.352% due 8/25/2050	3,196,625	1,752,492
[d,f,i]	Series 2021-13IN Class AX1, 0.174% due 12/30/2051	152,529,429	1,497,564
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,644,927	140,823
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,538,496	356,944
[d,f]	Series 2021-13IN Class B4, 3.354% due 12/30/2051	2,315,051	1,880,983
[d,f]	Series 2021-13IN Class B5, 3.354% due 12/30/2051	453,750	340,574
[d,f]	Series 2021-13IN Class B6C, 3.252% due 12/30/2051	3,981,755	2,504,329
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,045,126
[d,f]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	27,166,628	27,454,603
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.392% due 10/25/2050	1,216,151	184,717
[d,f,i]	Series 2020-INV1 Class A12X, 2.908% due 10/25/2050	14,561,301	1,895,724
[d,f,i]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	81,034,999	577,099
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	52,649,115	526
[d,f,i]	Series 2020-INV1 Class AX2, 0.408% due 10/25/2050	2,624,327	34,674
[d,f,i]	Series 2020-INV1 Class AX4, 0.921% due 10/25/2050	2,825,312	86,753
[d,f]	Series 2020-INV1 Class B4, 3.828% due 10/25/2050	1,787,845	1,541,709
[d,f]	Series 2020-INV1 Class B5, 3.828% due 10/25/2050	1,792,077	1,566,354
[d,f]	Series 2020-INV1 Class B6, 3.828% due 10/25/2050	4,401,081	2,899,178
[d,f,i]	Series 2020-INV1 Class BX, 0.328% due 10/25/2050	20,404,661	321,594
[d,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.357% due 5/25/2065	15,000,000	14,481,433
[d,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	14,971,061
[d,f]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class B, 6.454% (TSFR1M + 2.14%) due 3/15/2040	10,000,000	9,986,725
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AX1, 0.132% due 8/25/2050	12,216,669	67,104
[d,f,i]	Series 2020-4 Class A11X, 0.811% (5.14% - TSFR1M) due 11/25/2050	2,376,802	76,096
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	10,774,837	254,703
[d,f,i]	Series 2020-4 Class AX1, 0.095% due 11/25/2050	39,798,365	114,325
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,101,120	184,534
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,541,198	66,007
[d,f]	Series 2020-4 Class B4, 3.645% due 11/25/2050	1,849,713	1,597,681
[d,f]	Series 2020-4 Class B5, 3.645% due 11/25/2050	853,850	657,701
[d,f]	Series 2020-4 Class B6, 3.531% due 11/25/2050	1,582,548	740,459
[d,f]	Series 2020-7 Class B4, 3.50% due 1/25/2051	2,250,626	1,934,980
[d,f]	Series 2020-7 Class B5, 3.50% due 1/25/2051	1,577,210	873,317
[d,f]	Series 2020-7 Class B6, 3.395% due 1/25/2051	2,289,984	1,028,521
[d,f]	Series 2021-11 Class B5, 3.019% due 1/25/2052	3,551,597	2,767,066
[d,f]	Series 2021-11 Class B6, 2.455% due 1/25/2052	4,032,817	2,016,019
[d,f]	Series 2022-2 Class B4, 3.125% due 8/25/2052	3,109,028	2,324,276
[d,f]	Series 2022-2 Class B5, 3.125% due 8/25/2052	1,651,383	1,041,677
[d,f]	Series 2022-2 Class B6, 1.833% due 8/25/2052	1,795,512	689,428
[d,f]	Series 2022-3 Class B4, 3.096% due 8/25/2052	2,554,523	1,949,270
[d,f]	Series 2022-3 Class B5, 3.096% due 8/25/2052	1,625,858	739,778
[d,f]	Series 2022-3 Class B6, 1.70% due 8/25/2052	1,459,907	559,670

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.11% due 8/25/2051	$ 91,166,662	$ 393,940
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,246,577	262,423
[d,f]	Series 2021-INV2 Class B5, 3.31% due 8/25/2051	302,521	229,488
[d,f]	Series 2021-INV2 Class B6, 3.18% due 8/25/2051	1,469,729	755,903
[d,f,i]	Series 2021-INV3 Class AX1, 0.158% due 10/25/2051	111,327,837	776,745
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,015,987	242,828
[d,f]	Series 2021-INV3 Class B5, 3.208% due 10/25/2051	421,863	318,117
[d,f]	Series 2021-INV3 Class B6, 3.208% due 10/25/2051	1,865,123	986,036
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.254% due 8/25/2034	546,997	514,022
[f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	9,032,136	9,056,376
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,792,621	10,282,171
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	88,519,055	3,213,277
[d,f]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	1,039,289	839,861
[d,f]	Series 2021-INV1 Class B6, 2.999% due 6/25/2051	1,865,090	1,108,740
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,038,364
[d,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	8,356,066	8,383,682
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,286,010
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	16,392,671	13,851,849
[d,f]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	24,702,173	24,916,617
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	7,570,126	7,541,028
[d,f]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	6,885,839	6,932,277
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,433,821
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	1,864,022	1,655,162
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	5,177,904
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	42,651,587	550,184
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,328,293
[d,f]	Series 2019-3 Class B3, 6.284% due 9/25/2059	3,366,214	2,863,757
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	41,977,708	420
[d]	Series 2019-3 Class XS2, due 9/25/2059	39,878,421	2,402,089
[d,f]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.90% (TSFR1M + 2.59%) due 4/15/2042	9,765,614	9,741,214
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,160,033
[d,f]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	9,466,976	8,604,817
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.937% due 8/25/2057	5,351,000	5,329,200
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AIO1, 0.176% due 6/25/2050	136,179,450	1,251,230
[d,f]	Series 2020-3 Class B5, 3.176% due 6/25/2050	1,046,000	541,713
[d,f]	Series 2020-3 Class B6, 3.176% due 6/25/2050	1,912,755	842,129
[d,f,i]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	161,351,582	4,780,928
[d,f]	Series 2021-INV1 Class B4, 3.309% due 8/25/2051	3,231,791	2,632,176
[d,f]	Series 2021-INV1 Class B5, 3.309% due 8/25/2051	2,493,096	1,980,182
[d,f]	Series 2021-INV1 Class B6, 3.309% due 8/25/2051	1,898,410	860,171
	Total Mortgage Backed (Cost $354,934,634)		360,709,049
	Loan Participations — 0.3%
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
[j]	Imagefirst Holdings LLC, 7.574% (SOFR + 3.25%) due 3/12/2032	19,900,000	19,875,125
			19,875,125
	Consumer Services — 0.0%
	Commercial Services & Supplies — 0.0%
[j]	GEO Group, Inc., 9.577% (SOFR + 5.25%) due 4/13/2029	3,298,517	3,302,640
			3,302,640
	Food, Beverage & Tobacco — 0.1%
	Beverages — 0.1%
[j]	Celsius Holdings, Inc., 7.548% (SOFR + 3.25%) due 4/1/2032	8,000,000	8,038,000
			8,038,000
	Household & Personal Products — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 6.321% (SOFR + 2.00%) due 3/19/2032	$ 7,250,000	$ 7,256,815
			7,256,815
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 7.78% (SOFR + 3.50%) due 10/30/2030	1,485,038	1,493,087
			1,493,087
	Technology Hardware & Equipment — 0.0%
	Communications Equipment — 0.0%
[j]	GoTo Group, Inc., 9.162% (SOFR + 4.75%) due 4/28/2028	2,246,387	1,279,581
	Technology Hardware, Storage & Peripherals — 0.0%
[j]	Xerox Holdings Corp., 8.217% - 8.296% (SOFR + 4.00%) due 11/17/2029	6,118,182	5,890,647
			7,170,228
	Total Loan Participations (Cost $48,146,925)		47,135,895
	Short-Term Investments — 8.5%
[c]	Thornburg Capital Management Fund	138,073,247	1,380,732,468
	Total Short-Term Investments (Cost $1,380,732,468)		1,380,732,468
	Total Investments — 100.0% (Cost $11,449,627,906)		$16,298,494,044
	Other Assets Less Liabilities — 0.0%		6,662,529
	Net Assets — 100.0%		$16,305,156,573

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	SSB	Sell	18,275,100	9/22/2025	23,268,812	$ —	$ (593,584)
Euro	BBH	Sell	2,409,296,500	9/22/2025	2,853,394,051	—	(68,608,691)
Great Britain Pound	SSB	Sell	347,993,000	9/22/2025	477,923,494	—	(9,921,280)

Total						—	$(79,123,555)

Net unrealized appreciation (depreciation)							$(79,123,555)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $897,241,275, representing 5.50% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2025.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Chimera Investment Corp.	$78,324,655	$-	$-	$-	$(9,697,809)	$68,626,846	$5,492,127
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	64,833,895	-	-	-	4,695,611	69,529,506	5,298,717
Thornburg Capital Mgmt. Fund	687,343,444	2,199,682,830	(1,506,293,806)	-	-	1,380,732,468	28,114,737
Total	$830,514,433	$2,199,682,830	$(1,506,293,806)	$-	$(5,002,198)	$1,518,901,259	$38,905,581